Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	R$ 670,152	R$ 660,950	R$ 658,170
Purchase and capitalization	56,722	32,320	30,919
Transfer from held for sale			8
Business combinations	3,788,142
Amortization	(87,373)	(23,118)	(28,147)
Intangible assets, end of period	4,427,643	670,152	660,950
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	953,897	921,577	890,380
Intangible assets, end of period	4,832,028	953,897	921,577
Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(283,745)	(260,627)	(232,210)
Intangible assets, end of period	(404,385)	(283,745)	(260,627)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	20,744	24,559	20,044
Purchase and capitalization	18,785	3,640	9,790
Transfers		985	5,848
Transfer from held for sale			8
Business combinations	33,379
Amortization	(12,837)	(8,440)	(11,131)
Intangible assets, end of period	60,071	20,744	24,559
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	66,664	62,039	46,123
Intangible assets, end of period	141,237	66,664	62,039
Software | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(45,920)	(37,480)	(26,079)
Intangible assets, end of period	(81,166)	(45,920)	(37,480)
Internal project development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	44,887	27,802	19,667
Purchase and capitalization	32,090	28,680	21,129
Transfers		(985)	(5,848)
Amortization	(12,256)	(10,610)	(7,146)
Intangible assets, end of period	64,721	44,887	27,802
Internal project development | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	65,216	37,521	22,240
Intangible assets, end of period	97,306	65,216	37,521
Internal project development | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(20,329)	(9,719)	(2,573)
Intangible assets, end of period	(32,585)	(20,329)	(9,719)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	53,985	57,543	61,102
Business combinations	341,369
Amortization	(1,491)	(3,558)	(3,559)
Intangible assets, end of period	393,863	53,985	57,543
Trademarks | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	85,163	85,163	85,163
Intangible assets, end of period	437,390	85,163	85,163
Trademarks | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(31,178)	(27,620)	(24,061)
Intangible assets, end of period	(43,527)	(31,178)	(27,620)
Operating licenses for distance learning
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	245,721	245,721	245,721
Purchase and capitalization	5,847
Business combinations	1,206,641
Intangible assets, end of period	1,458,209	245,721	245,721
Operating licenses for distance learning | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	245,721	245,721	245,721
Intangible assets, end of period	1,458,209	245,721	245,721
Licenses to operate medical courses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Business combinations	55,454
Intangible assets, end of period	55,454
Licenses to operate medical courses | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, end of period	55,454
Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		292	2,043
Business combinations	272,416
Amortization	(22,038)	(292)	(1,751)
Intangible assets, end of period	250,378		292
Non-compete agreements | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	10,826	10,826	10,826
Intangible assets, end of period	283,242	10,826	10,826
Non-compete agreements | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(10,826)	(10,534)	(8,783)
Intangible assets, end of period	(32,864)	(10,826)	(10,534)
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			3,251
Business combinations	294,525
Amortization	(33,335)		(3,251)
Intangible assets, end of period	261,190
Customer relationship | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	100,695	100,695	100,695
Intangible assets, end of period	395,220	100,695	100,695
Customer relationship | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(100,695)	(100,695)	(97,444)
Intangible assets, end of period	(134,030)	(100,695)	(100,695)
Teaching/learning material-TLM
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		218	1,527
Business combinations	26,584
Amortization	(5,416)	(218)	(1,309)
Intangible assets, end of period	21,168		218
Teaching/learning material-TLM | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	7,344	7,344	7,344
Intangible assets, end of period	33,928	7,344	7,344
Teaching/learning material-TLM | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(7,344)	(7,126)	(5,817)
Intangible assets, end of period	(12,760)	(7,344)	(7,126)
Goodwill member
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	304,815	304,815	304,815
Business combinations	1,557,774
Intangible assets, end of period	1,862,589	304,815	304,815
Goodwill member | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	372,268	372,268	372,268
Intangible assets, end of period	1,930,042	372,268	372,268
Goodwill member | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(67,453)	(67,453)	(67,453)
Intangible assets, end of period	R$ (67,453)	R$ (67,453)	R$ (67,453)